Investment Strategy - John Hancock Multi Asset Credit ETF	Nov. 02, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal investment strategies
Strategy Narrative [Text Block]	The fund is an ETF, which is a fund that trades like other publicly traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related investments of U.S. and non-U.S. issuers (“Credit Investments”). Credit Investments include fixed-income securities, asset-backed securities investments, loans, convertible securities, emerging market debt, distressed debt, and private credit. The fund may invest in high yield loans and investments (commonly referred to as junk bonds) that are rated below investment grade by Moody’s Ratings, S&P Global Ratings or Fitch Ratings, Inc., or if unrated, as determined by the manager to be below investment grade. In the event that ratings services assign different ratings to the same security, the fund's manager will use the highest rating as the credit rating for that security. There is no limit on the fund’s average maturity and there is no limit on the maturities of the debt instruments in which the fund may invest. The fund may invest in a diversified portfolio of bonds. These may include, but are not limited to, domestic and foreign (non-U.S.) corporate bonds, debentures and notes, mortgage-backed and asset-backed securities, U.S. government and agency securities, domestic and foreign government obligations, convertible securities, and preferred securities. The fund may invest in asset-backed securities (ABS), which are interests in pools of debt securities, commercial or consumer loans, or other receivables. The categories of ABS in which the fund may invest include (without limitation) collateralized loan obligations, corporate asset-backed securities, securitized credit instruments and significant risk transfer instruments. Underlying collateral pools of ABS may include (without limitation) commercial or consumer loans and receivables and esoteric credit. The fund may take long exposures to ABS indices (such as CMBX) through credit default swaps. The types of loans in which the fund may invest include senior loans, performing loans and long-biased holdings of sub-investment grade senior and/or subordinated loans, including second liens and mezzanine debt, which are obligations of entities that are expected to maintain debt servicing obligations and may be unrated or with implied or imputed ratings, determined by the manager to be below investment grade. The fund may invest in loans either by acquiring loans in secondary market transactions or by participating in syndicated loan originations. The fund may invest in loans secured by substantially all of the assets of the borrower and the other loan parties (subject to customary exceptions), including a pledge of the equity of the borrower and its subsidiaries. The fund may also invest in convertible securities which may include convertible bonds, convertible notes, convertible preference shares, exchangeable bonds (whereby the underlying security is different from the corresponding issuer), warrants and any other convertible or exchangeable instruments. Investments in convertible securities are not subject to the rating criteria with respect to non-convertible debt obligations. The fund may invest in distressed debt securities issued by both domestic and foreign private institutions and governments and in debt instruments of emerging-market issuers, which may include, debt issued by governments or government agencies, including the U.S. Treasury, U.S. and foreign corporate-debt instruments, mortgage- and asset-backed securities and collateralized mortgage obligations, and variable and floating-rate senior and subordinated corporate-debt obligations. The fund may invest in securities denominated in any currency, including in U.S. dollar-denominated securities of foreign issuers. The fund may also maintain long positions in equity or equity-related instruments following the reorganization, restructuring and/or insolvency of a loan obligor or as the result of conversion events in convertible securities.The fund may use derivative instruments to enhance returns, for efficient portfolio management purposes, to gain investment exposure to Credit Investments, to provide downside protection and/or to dampen volatility. Any derivatives that provide exposure to the fund’s investment focus or to one or more market risk factors associated with such investment focus are counted toward the fund’s 80% investment policy. The fund may gain exposure to corporate and financial credits through credit default swaps and total return swaps, as well as gain exposure to corporate credit indices through credit default swaps, exchange traded funds and other instruments. The fund is non-diversified, which means that it may invest in a smaller number of issuers than a diversified fund and may invest more of its assets in the securities of a single issuer.
Summary of Definition of Rule 35d-1 Term in Fund Name [Text Block]	The fund is an ETF, which is a fund that trades like other publicly traded securities. The fund is not an index fund. The fund is actively managed and does not seek to replicate the performance of a specified index.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Credit Investments include fixed-income securities, asset-backed securities investments, loans, convertible securities, emerging market debt, distressed debt, and private credit. The fund may invest in high yield loans and investments (commonly referred to as junk bonds) that are rated below investment grade by Moody’s Ratings, S&P Global Ratings or Fitch Ratings, Inc., or if unrated, as determined by the manager to be below investment grade.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal market conditions, the fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related investments of U.S. and non-U.S. issuers (“Credit Investments”).